Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)

Citigroup Global Markets, Inc

Deutsche Bank Securities Inc. (together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2018-4, Automobile Receivables Backed Notes (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “StatPoolCut_KPMG_ 20180918.xlsx,” provided by the Company on September 18, 2018, containing certain information related to 35,028 automobile loan contracts as of the close of business on September 17, 2018 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

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The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loans” refers to automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

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The term “Source Documents” refers to the following information sources provided by the Company: Sales Contract, Notice Letter, Shaw Loan Operating System, Global Search imaging system (“Global Search System”), Customer Acquisition and Life Cycle Management System (“CALMS”), APLNContract within the Company’s data warehouse (“APLNContract”), and an electronic file containing information on 19 of the Selected Loans (defined below) (Application Numbers: 4553885, 4377221, 4554074, 4584755, 4586731, 4903745, 4993318, 4968510, 4999264, 5085416, 5175513, 5180761, 5097473, 5222449, 5151470, 5351425, 5232830, 5312068, and 5341304) which we were informed were extracted from the Company’s Origenate System (“Origenate Schedule”). For these 19 Selected Loans, the source information was stored in the Company’s Origenate System, which is no longer active and has been replaced by CALMS. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•

The term “Title Certificate” refers to a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease, and/or Notice of Lien Application provided to us by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Application for Financing” refers to the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

A.

We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.

For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)

Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate

Origination Date	Sales Contract, Shaw Loan Operating System

Monthly P&I Payment	Sales Contract, Shaw Loan Operating System

Original Amount Financed	Sales Contract, Shaw Loan Operating System

Original Term to Maturity	Sales Contract, Shaw Loan Operating System

Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System

Model Type (New/Used)	Sales Contract, CALMS, Origenate Schedule

Vehicle Model Year (excluding trim or engine type)	Sales Contract, CALMS, Origenate Schedule

Vehicle Make	Sales Contract, CALMS, Origenate Schedule

Vehicle Model	Sales Contract, CALMS, Origenate Schedule

Borrower State (current)	Sales Contract, CALMS, Origenate Schedule

FICO Score	CALMS, Origenate Schedule, APLNContract

Custom Score	CALMS, Origenate Schedule, APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:

i)	the underwriting overview screen capture with a credit approval notation,

ii)	an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and,

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iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 5, 2018

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    Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	4553885	30	66321911	59	67124426
2	4377221	31	66378645	60	66962143
3	4554074	32	66765052	61	66814486
4	4584755	33	66353714	62	67105161
5	4586731	34	66724233	63	67103225
6	4903745	35	66784057	64	66904011
7	4993318	36	66656336	65	66809946
8	4968510	37	66819154	66	67158724
9	4999264	38	66679976	67	67153866
10	5085416	39	66945774	68	67222470
11	5175513	40	66918920	69	67231354
12	5180761	41	66785769	70	67237100
13	5097473	42	66810142	71	67148182
14	5222449	43	66877924	72	67135168
15	5151470	44	66975805	73	67325129
16	50178661	45	66941050	74	67240227
17	5351425	46	66917749	75	67202620
18	5232830	47	66809792	76	67281913
19	5312068	48	67047050	77	66948957
20	5341304	49	66920830	78	67270050
21	56886291	50	67003287	79	67221901
22	50272201	51	67003386	80	67171890
23	65730549	52	66992519	81	67367448
24	50288279	53	67113049	82	67189931
25	65586933	54	67059820	83	67175700
26	65775539	55	67123285	84	67215237
27	66058763	56	67046051	85	67188092
28	65852787	57	67042834	86	67264844
29	66565375	58	67083674	87	67295553

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Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	67277154	109	67157936	130	67832000
89	67423221	110	67544026	131	67787031
90	67399971	111	67527587	132	67862071
91	67351460	112	67587894	133	67838705
92	67359025	113	67537985	134	67820490
93	67255608	114	67612381	135	67895953
94	67362099	115	67577268	136	67849773
95	67397549	116	67374661	137	67891197
96	67078273	117	67596251	138	67962850
97	67082671	118	67645805	139	67905923
98	67507509	119	67589736	140	67881999
99	67413873	120	67655329	141	67950205
100	67473320	121	67719422	142	67917310
101	67306988	122	67633530	143	67901387
102	67305064	123	67555011	144	67701199
103	67395732	124	67711732	145	67794968
104	67485370	125	67654367	146	67848516
105	67416170	126	67676671	147	67900509
106	67418794	127	67699461	148	67741567
107	67515038	128	67497934	149	67940066
108	67528455	129	67825927	150	68009028

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